Accounting Policies, by Policy (Policies)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Basis of presentation

Basis of presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information, and with the rules and regulations of the United States Securities and Exchange Commission (the “SEC”). Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. Unaudited interim results are not necessarily indicative of the results for the full fiscal year. The accompanying unaudited condensed consolidated financial statements should be read in conjunction with audited consolidated financial statements and accompanying notes in the Company’s Annual Report on for the fiscal year ended March 31, 2024.

Basis of presentation The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Principles of consolidation

Principles of consolidation

The unaudited condensed consolidated financial statements include the accounts of the Company and its subsidiaries. All inter-company transactions and balances are eliminated upon consolidation.

Principles of consolidation

The consolidated financial statements include the accounts of the Company and its subsidiaries. All inter-company transactions and balances are eliminated upon consolidation.

Reclassifications

Reclassifications

Certain amounts in prior periods have been reclassified to conform with current period presentation. These reclassifications had no impact on net income, shareholders’ equity or cash flows as previously reported.

Use of estimates and assumptions

Use of estimates and assumptions

The preparation of unaudited condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, including allowance for credit losses, and disclosures of contingent assets and liabilities as of the date of the unaudited condensed consolidated financial statements and the reported amounts of revenues and expenses during the periods presented. Actual results could differ from these estimates. Significant accounting estimates reflected in the Company’s unaudited condensed consolidated financial statements include estimates of provision for credit losses related to accounts receivable and other receivables.

Use of estimates and assumptions

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, including provision for credit losses, and disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses during the periods presented. Actual results could differ from these estimates. Significant accounting estimate reflected in the Company’s consolidated financial statements includes an estimate of provision for credit losses related to accounts receivable and other receivables.

Earnings per share

Earnings per share

Basic earnings per share is computed by dividing net income attributable to the holders of ordinary shares by the weighted average number of ordinary shares outstanding during period presented. Diluted income per share is calculated by dividing net income attributable to the holders of ordinary shares as adjusted for the effect of dilutive ordinary share equivalents, if any, by the weighted average number of ordinary shares and dilutive ordinary share equivalents outstanding during the period. However, ordinary share equivalents are not included in the denominator of the diluted earnings per share calculation when inclusion of such shares would be anti-dilutive, such as in a period in which a net loss is recorded.

Foreign currency translation and transaction

Foreign currency translation and transaction

The Company uses Hong Kong Dollar (“HKD”) as its reporting currency. The functional currency of the Company and its subsidiary in British Virgin Islands is United States Dollar (“US$”) and its subsidiary which is incorporated in Hong Kong is HKD, which is its respective local currency based on the criteria of ASC 830, “Foreign Currency Matters”.

In the unaudited condensed consolidated financial statements of the Company, transactions in currencies other than the functional currency are measured and recorded in the functional currency using the exchange rate in effect at the date of the transaction. At the balance sheet date, monetary assets and liabilities that are denominated in currencies other than the functional currency are translated into the functional currency using the exchange rate at the balance sheet date. All gains and losses arising from foreign currency transactions are recorded in the unaudited condensed consolidated statements of income and comprehensive income during the year in which they occur.

Foreign currency translation and transaction

The Company uses Hong Kong Dollar (“HKD”) as its reporting currency. The functional currency of the Company and its subsidiary in British Virgin Islands is United States Dollar (“US$”) and its subsidiary which is incorporated in Hong Kong is HKD, which is its respective local currency based on the criteria of ASC 830, “Foreign Currency Matters”.

In the consolidated financial statements of the Company, transactions in currencies other than the functional currency are measured and recorded in the functional currency using the exchange rate in effect at the date of the transaction. At the balance sheet date, monetary assets and liabilities that are denominated in currencies other than the functional currency are translated into the functional currency using the exchange rate at the balance sheet date. All gains and losses arising from foreign currency transactions are recorded in the consolidated income statements during the year in which they occur.

Convenience translation

Convenience translation

Translations of balances in the unaudited condensed consolidated balance sheet, unaudited condensed consolidated statements of income and comprehensive income, changes in shareholders’ equity and cash flows from HKD into US$ as of September 30, 2024 are solely for the convenience of the readers and are calculated at the rate of US$1.00=HKD 7.7693, representing the exchange rate set forth in the H.10 statistical release of the Federal Reserve Board on September 30, 2024. No representation is made that the HKD amounts could have been, or could be, converted, realized or settled into US$ at such rate, or at any other rate.

Convenience translation

Translations of balances in the consolidated balance sheets, consolidated statements of income and comprehensive income, consolidated statements of changes in shareholders’ equity and consolidated statements of cash flows from HKD into US$ as of March 31, 2024 are solely for the convenience of the readers and are calculated at the rate of US$1.00=HKD7.8259, representing the exchange rate set forth in the H.10 statistical release of the Federal Reserve Board on March 31, 2024. No representation is made that the HKD amounts could have been, or could be, converted, realized or settled into US$ at such rate, or at any other rate.

Fair value measurement

Fair value measurement

The accounting standard regarding fair value of financial instruments and related fair value measurements defines financial instruments and requires disclosure of the fair value of financial instruments held by the Company.

The accounting standards define fair value, establish a three-level valuation hierarchy for disclosures of fair value measurement and enhance disclosure requirements for fair value measures. The three levels are defined as follow:

●	Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.
●	Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.
●	Level 3 inputs to the valuation methodology are unobserved and significant to the fair value.

Financial instruments included in current assets and current liabilities are reported in the consolidated balance sheets at face value or cost because of the short period of time between the origination of such instruments and their expected realization and their current market rates of interest.

Revenue recognition

Revenue recognition

The Company recognized revenues under ASC Topic 606, Revenue from Contracts with Customers. The five-step model defined by ASC Topic 606 requires the Company to (1) identify its contracts with customers, (2) identify its performance obligations under those contracts, (3) determine the transaction prices of those contracts, (4) allocate the transaction prices to its performance obligations in those contracts and (5) recognize revenue when each performance obligation under those contracts is satisfied. Revenues are recognized when promised goods or services are transferred to the customers in an amount that reflects the consideration expected in exchange for those goods or services.

Revenues are recognized when control of the promised services and deliverables are transferred to the Company’s clients in an amount that reflects the consideration the Company expects to be entitled to and receive in exchange for services and deliverables rendered.

The Company has elected to apply the practical expedient in paragraph ASC 606-10-50-14 and does not disclose information about remaining performance obligations that have original expected durations of one year or less.

The Company elected a practical expedient that it does not adjust the promised amount of consideration for the effects of a significant financing component if the Company expects that, upon the inception of revenue contracts, the period between when the Company transfers its promised services or deliverables to its clients and when the clients pay for those services or deliverables will be one year or less.

As a practical expedient, the Company elected to expense the incremental costs of obtaining a contract when incurred if the amortization period of the asset that the Company otherwise would have recognized is one year or less.

The Company generates revenues from fees charged for the professional services (accounting and corporate consultancy, taxation and company secretary) provided to its clients.

There are three revenue streams within the Company’s operations: accounting and corporate consultancy services, taxation services and company secretarial services.

Accounting and corporate consultancy services

Accounting and corporate consultancy services include accounting, corporate and business consultancy, pre-auditing and going public consultancy and internal control advisory services.

Beginning June 2021, the Company launched going public consultancy services to its clients who have an intention to become public companies in the United States and other countries.

Going public consultancy services include four performance obligations:

●	PO #1: Pre-audit services: Financial diligence review, audit fieldwork support and audit coordination, assistance in preparation of accounting memorandum and financial reporting
●	PO #2: IPO planning and entity restructuring: Assistance in coordinating multiple professional parties for short-listing of board of directors’ members, setting up company’s database and drafting registration statements
●	PO #3: Inquiries from regulatory bodies: Assistance in responding to comments and inquiries received from regulatory bodies
●	PO #4: Roadshow: Preparation of roadshow materials and coordination of investor relations

For going public consultancy services, each performance obligation is stand-alone and fees associated with each performance obligation are identified in service agreements. The Company’s going public consultancy services are determined to have multiple performance obligations. The entire transaction prices of each performance obligation of going public consultancy services are allocated based on the relative estimated stand-alone selling price. There is no variable consideration, significant financing components or non-cash consideration in the service agreements. Revenue from fulfilling the first and second performance obligations is recognized over time based on the output method, including surveys of performance completed to date or milestone reached only when the Company has an enforceable right to payment for performance completed to date. Revenue from fulfilling the third and fourth performance obligations is recognized at a point in time as the Company completes its performance obligations and has enforceable rights to payments upon the receipt of effectiveness notice from regulatory agencies and completion of listing.

The Company delivers accounting and general consultancy services on a monthly basis throughout the contract terms. The Company concludes that each monthly service (1) is distinct, (2) meets the criteria for recognizing revenue over time, and (3) has the same method for measuring progress. In addition, the Company concludes that the services provided each month are substantially the same and result in the transfer of substantially the same service to the customers each month. That is, the benefit consumed by the customers is substantially the same for each monthly transaction, even though the exact volume of services may vary each month. Therefore, the Company concludes that the monthly accounting and general corporate consultancy services satisfy the requirements of ASC 606-10-25-14(b) to be accounted for as a single performance obligation.  The entire transaction prices of accounting and general corporate consultancy services are allocated to the single performance obligation. There is no variable consideration, significant financing components or non-cash consideration in the contracts. Accordingly, based on the output methods, the Company recognizes revenues for the accounting and general consultancy services on a monthly basis when it satisfies its performance obligations that it renders accounting and general corporate consultancy services throughout the contract terms.

The Company’s current internal control advisory services are provided once or twice a year. There is only one performance obligation of the Company’s internal control advisory services as a series of tasks of this revenue stream are interrelated and are not separable or distinct as the Company’s clients cannot benefit from the stand-alone task. The transaction price is allocated to one performance obligation. The Company recognizes revenues for internal control advisory services at a point in time when the services agreed-upon are delivered to the clients.

Revenues generated from accounting and corporate consultancy services are generally based on the fixed fee billing arrangements that require the clients to pay a pre-established fee in exchange for a predetermined set of professional services. The clients agree to pay a fixed fee periodically over the contract terms as specified in the service agreements.

There is no contract asset that the Company has right to consideration in exchange for its accounting and corporate consultancy services that the Company has transferred to customers. Such right is not conditional on something other than the passage of time.

Taxation services

Its clients engage the Company for taxation services either on written or verbal agreements. The predetermined fees for taxation services are agreed by both the Company and its clients. There is only one performance obligation of the Company’s taxation services as a series of tasks of this revenue stream are interrelated and are not separable or distinct as the Company’s clients cannot benefit from the stand-alone task. The transaction price is allocated to one performance obligation. There is no variable consideration, significant financing components or non-cash consideration in the contracts. The revenues are recognized in the amount that reflects the considerations agreed by the Company and its clients and the Company expects to receive upon the tax filings or provision deliverables are completed by the Company and delivered to its clients. The Company recognizes revenues when it performs obligations at a point in time that the tax return filings or provision deliverables are rendered to its clients. The Company monitors collections of taxation service billings on a monthly basis.

There is no contract asset as the Company has right to consideration in exchange for its taxation services that the Company has transferred to customers. Such right is not conditional on something other than the passage of time.

Company secretarial services

The Company provides company secretarial services to its clients through verbal agreements. The predetermined fees for company secretarial services are agreed by both the Company and its clients. The revenues generated from the company’s secretarial services tendered on an annual basis and other agreed-upon services on a non-recurring basis.

Regarding the company’s secretarial services tendered on an annual basis, the Company concludes that the services provided each month during the annual service term (1) are distinct, (2) meet the criteria for recognizing revenue over time, and (3) have the same method for measuring progress. In addition, the Company concludes that the services provided each month are substantially the same and result in the transfer of substantially the same services to the customers each month. That is, the benefits consumed by the customers are substantially the same for each monthly transaction, even though the exact volume of services may vary each month. Therefore, the Company concludes that the monthly company secretarial services satisfy the requirements of ASC 606-10-25-14(b) to be accounted for as a single performance obligation.  The Company recognizes revenue for this type of company secretarial services over time.

For other agreed-upon services on a non-recurring basis, the services are separable and distinct, as the Company’s clients benefit from each stand-alone task. The revenues for non-recurring services are recognized when the specified performance criteria are met along with the satisfaction of other applicable revenue recognition criteria. The Company recognizes revenue for this type of company secretarial services at a point in time.

The Company’s contracts for company secretarial services provides no variable consideration, financial components or non-cash consideration. The Company requests prepayments from majority of its clients for company secretarial services.

There is no contract asset that the Company has right to consideration in exchange for its company secretarial services that the Company has transferred to its customers. Such right is not conditional on something other than the passage of time.

Reimbursable expenses, including those relating to travel and out-of-pocket expenses, are generally excluded from revenues.

Revenue recognition

The Company recognized revenues under ASC Topic 606, Revenue from Contracts with Customers. The five-step model defined by ASC Topic 606 requires the Company to (1) identify its contracts with customers, (2) identify its performance obligations under those contracts, (3) determine the transaction prices of those contracts, (4) allocate the transaction prices to its performance obligations in those contracts and (5) recognize revenue when each performance obligation under those contracts is satisfied.

Revenues are recognized when control of the promised services and deliverables are transferred to the Company’s clients in an amount that reflects the consideration the Company expects to be entitled to and receive in exchange for services and deliverables rendered.

The Company has elected to apply the practical expedient in paragraph ASC 606-10-50-14 and does not disclose information about remaining performance obligations that have original expected durations of one year or less.

The Company elected a practical expedient that it does not adjust the promised amount of consideration for the effects of a significant financing component if the Company expects that, upon the inception of revenue contracts, the period between when the Company transfers its promised services or deliverables to its clients and when the clients pay for those services or deliverables will be one year or less.

As a practical expedient, the Company elected to expense the incremental costs of obtaining a contract when incurred if the amortization period of the asset that the Company otherwise would have recognized is one year or less.

The Company generates revenues from fees charged for the professional services (accounting and corporate consultancy, taxation and company secretary) provided to its clients.

There are three revenue streams within the Company’s operations: accounting and corporate consultancy services, taxation services and company secretarial services.

Accounting and corporate consultancy services

Accounting and corporate consultancy services include accounting, general corporate consultancy, going public consultancy and internal control advisory services.

Beginning June 2021, the Company launched going public consultancy service to its clients who have an intention to become public companies in the United States and other countries.

Going public consultancy service includes four performance obligations:

●	PO #1: Pre-audit service: Financial diligence review, audit fieldwork support and audit coordination, assistance in preparation of accounting memorandum and financial reporting
●	PO #2: IPO planning and entity restructuring: Assistance in coordinating multiple professional parties for short-listing of board of directors’ members, setting up company’s database and drafting registration statements
●	PO #3: Inquiries from regulatory bodies: Assistance in responding to comments and inquiries received from regulatory bodies
●	PO #4: Roadshow: Preparation of roadshow materials and coordination of investor relations

For going public consultancy service, each performance obligation is stand-alone and fee associated with each performance obligation is identified in service agreement. The Company’s going public consultancy service is determined to have multiple performance obligations. The entire transaction price of each performance obligation of going public consultancy service is allocated based on the relative estimated stand-alone selling price. There is no variable consideration, significant financing component or non-cash consideration in the service agreement. Revenue from fulfilling the first and second performance obligations is recognized over time based on the output method, including surveys of performance completed to date or milestone reached only when the Company has an enforceable right to payment for performance completed to date. Revenues from fulfilling the third and fourth performance obligations are recognized at a point in time as the Company completes its performance obligations and has an enforceable right to payment upon the receipt of effectiveness notice from regulatory agencies and completion of listing.

The Company delivers accounting and general corporate consultancy services on a monthly basis throughout the contract terms. The Company concludes that each monthly service (1) is distinct, (2) meets the criteria for recognizing revenue over time, and (3) has the same method for measuring progress. In addition, the Company concludes that the services provided each month are substantially the same and result in the transfer of substantially the same service to the customers each month. That is, the benefits consumed by the customers are substantially the same for each monthly transaction, even though the exact volume of services may vary each month. Therefore, the Company concludes that the monthly accounting and general corporate consultancy services satisfy the requirements of ASC 606-10-25-14(b) to be accounted for as a single performance obligation.  The entire transaction price of accounting and general corporate consultancy services is allocated to the single performance obligation. There is no variable consideration, significant financing component or non-cash consideration in the contract. Accordingly, based on the output method, the Company recognizes revenues for the accounting and general corporate consultancy services on a monthly basis when it satisfies its performance obligations that it renders accounting and general corporate consultancy services throughout the contract terms.

The Company’s current internal control advisory services are provided once or twice a year. There is only one performance obligation of the Company’s internal control advisory services as a series of tasks of this revenue stream are interrelated and are not separable or distinct as the Company’s clients cannot benefit from the stand-alone task. The transaction price is allocated to one performance obligation. The Company recognizes revenues for internal control advisory services at a point in time when the agreed-upon service is delivered to a client.

Revenues generated from accounting and general corporate consultancy services are generally based on the fixed fee billing arrangements that require the clients to pay pre-established fees in exchange for a predetermined set of professional services. The clients agree to pay fixed fees periodically over the contract terms as specified in the service agreements.

There is no contract asset as the Company has a right to consideration in exchange for its accounting and general corporate consultancy services that the Company has transferred to customers. Such right is not conditional on something other than the passage of time.

Taxation services

Its clients engage the Company for taxation services either on written or verbal agreements. The predetermined fees for taxation services are agreed by both the Company and its clients. There is only one performance obligation of the Company’s taxation services as a series of tasks of this revenue stream are interrelated and are not separable or distinct as the Company’s clients cannot benefit from the stand-alone task. The transaction price is allocated to one performance obligation. There is no variable consideration, significant financing components or non-cash consideration in the contract. The Company recognizes revenues when it performs obligations at a point in time that the tax return filings or provision deliverables are rendered to its clients. The Company monitors collections of taxation service billings on a monthly basis.

There is no contract asset as the Company has a right to consideration in exchange for its taxation services that the Company has transferred to customers. Such right is not conditional on something other than the passage of time.

Company secretarial services

The Company provides company secretarial services to its clients through verbal agreements. The predetermined fees for company secretarial services are agreed by both the Company and its clients. The revenues generated from the company’s secretarial services tendered on an annual basis and other agreed-upon services on a non-recurring basis.

Regarding the company’s secretarial services tendered on an annual basis, the Company concludes that the services provided each month during the annual service term (1) are distinct, (2) meet the criteria for recognizing revenue over time, and (3) have the same method for measuring progress. In addition, the Company concludes that the services provided each month are substantially the same and result in the transfer of substantially the same services to the customers each month. That is, the benefits consumed by the customers are substantially the same for each monthly transaction, even though the exact volume of services may vary each month. Therefore, the Company concludes that the monthly company secretarial services satisfy the requirements of ASC 606-10-25-14(b) to be accounted for as a single performance obligation.  The Company recognizes revenue for this type of company secretarial services over time.

For other agreed-upon services on a non-recurring basis, the services are separable and distinct, as the Company’s clients benefit from each stand-alone task. Revenues for non-recurring services are recognized when the specified performance criteria are met along with the satisfaction of other applicable revenue recognition criteria. The Company recognizes revenues for this type of company secretarial services at a point in time.

The Company’s contracts for company secretarial services provide no variable consideration, financial components or non-cash considerations. The Company requests prepayments from majority of its clients for company secretarial services.

There is no contract asset as the Company has a right to consideration in exchange for its company secretarial services that the Company has transferred to its customers. Such right is not conditional on something other than the passage of time.

Reimbursable expenses, including those relating to travel and out-of-pocket expenses, are generally excluded from revenues.

Direct Cost of Revenues

Direct Cost of Revenues

Direct cost of revenues consists of employee compensation, related payroll benefits and the Company’s director remuneration which are attributable to the revenue-generating activities.

Direct Cost of Revenues

Direct cost of revenues consists of employee compensation, related payroll benefits and the Company’s director remuneration which are attributable to the revenue-generating activities.

Cash and cash equivalents

Cash and cash equivalents

Cash

Cash primarily consists of bank deposits with original maturities of three months or less, which are unrestricted as to withdrawal and use. Cash also consists of funds earned from the Company’s operating revenues which were held at the third-party platform fund accounts which are unrestricted as to immediate use or withdraw. The Company maintains its bank accounts in the Hong Kong SAR.

Cash equivalents

Cash equivalents represent excess cash we predominantly invest in time deposits which are denominated in Hong Kong Dollars with maturity periods from one to two months at a bank in Hong Kong SAR. As of March 31, 2024 and September 30, 2024, the ending balances of our time deposits were HKD 2,122,286 and HKD 2,160,803 (US$278,121), respectively.

Deposit protection

On October 1, 2024, Hong Kong Deposit Protection Board increased the protection coverage limit for the deposits accounts, inclusive of saving deposits, checking account deposits and time deposits with no more than 5-year maturity denominated in Hong Kong Dollars, Renminbi or any other currencies at the banks and financial institutions who are the members of Deposit Protection Scheme (“the Scheme”) per depositor per scheme member, from HKD 500,000 (approximately US$64,355) to HKD 800,000 (approximately US$102,969), in an event of bank failure.

As of March 31, 2024 and September 30, 2024, cash and cash equivalent balances, HKD 1,622,286 and HKD 2,541,013 (US$327,059), respectively, held in the financial institutions in Hong Kong are uninsured. The Company has not experienced any losses in bank accounts and believes its credit risk is not significant.

Cash and cash equivalents

Cash

Cash primarily consists of bank deposits with original maturities of three months or less, which are unrestricted as to withdrawal and use. Cash also consists of funds earned from the Company’s operating revenues which were held at the third-party platform fund accounts which are unrestricted as to immediate use or withdraw. The Company maintains its bank accounts in the Hong Kong SAR.

Cash equivalents

Cash equivalents represent excess cash we predominantly invest in time deposits which are denominated in Hong Kong Dollars with maturity periods from one to two months at a bank in Hong Kong SAR. As of March 31, 2023 and 2024, the ending balances of our time deposits were HKD 7,290,846 and HKD 2,122,286 (US$271,187), respectively.

Deposit protection

Deposits accounts inclusive of saving deposits, checking account deposits and time deposits with no more than 5-year maturity denominated in Hong Kong Dollars, Renminbi or any other currencies at the banks and financial institutions who are the members of Deposit Protection Scheme (“the Scheme”) will be covered up to a limit of HKD 500,000 (approximately US$63,890), per depositor per scheme member by Hong Kong Deposit Protection Board in an event of bank failure. The protection limit will be increased to HKD 800,000 (approximately US$102,225) on October 1, 2024.

As of March 31, 2023 and 2024, cash and cash equivalent balances, HKD 10,437,835 and HKD 1,622,286 (US$207,297), respectively, held in the financial institutions in Hong Kong are uninsured. The Company has not experienced any losses in bank accounts and believes its credit risk is not significant.

Accounts receivable, net

Accounts receivable, net

Accounts receivable represents the service fees earned from clients but have not yet collected. Accounts receivable is recorded at net realizable value. The Company establishes a provision for credit losses using the current expected credit loss model (“CECL model”) under ASC 326. The Company adopted ASC 326 using a modified retrospective transition method on April 1, 2023 which resulted in a reduction in a provision for credit losses for accounts receivable and an increase in the opening balance of retained earnings on April 1, 2023 by HKD 189,671, as a cumulative effect adjustment reflected on its consolidated balance sheet and consolidated statement of changes in shareholders’ equity.

Management reviews the adequacy of the provision for credit losses based upon the expected collectability of all accounts receivable, which takes into consideration of the number of days past due, collection history, individual account analysis, current market conditions, management’s reasonable and supportable forecast of future business operations and economic conditions. Account balances are written off against the provision after all means of collection have been exhausted and the likelihood of collection is remote.

Provision for credit losses against accounts receivable was HKD 225 and HKD 23,957 (US$3,084) as of March 31, 2024 and September 30, 2024, respectively (See Note 5).

Accounts receivable, net

Accounts receivable represents the service fees earned from clients but have not yet collected. Accounts receivable is recorded at net realizable value. The Company establishes a provision for credit losses using the current expected credit loss model (“CECL model”) under ASC 326. The Company adopted ASC 326 using a modified retrospective transition method on April 1, 2023 which resulted in a reduction in a provision for credit losses for accounts receivable and an increase in the opening balance of retained earnings on April 1, 2023 by HKD 189,671 (US$24,236), as a cumulative effect adjustment reflected on its consolidated balance sheet and consolidated statement of changes in shareholders’ equity.

Management reviews the adequacy of the provision for credit losses based upon the expected collectability of all accounts receivable, which takes into consideration of the number of days past due, collection history, individual account analysis, current market conditions, management’s reasonable and supportable forecast of future business operations and economic conditions. Account balances are written off against the provision after all means of collection have been exhausted and the likelihood of collection is remote.

Provision for credit losses for accounts receivable was HKD 241,959 and HKD 225 (US$29) as of March 31, 2023 and 2024, respectively (See Note 6).

Other receivables, net

Other receivables, net

Other receivables include out-of-pocket expenses such as business registration fee and annual return filing fee billed to the Company’s clients but have not yet collected. Other receivables are recorded at net realizable value. The Company establishes a provision for credit losses using the current expected credit loss model (“CECL model”) under ASC 326. The Company adopted ASC 326 using a modified retrospective transition method on April 1, 2023 which resulted in a reduction in a provision for credit losses for other receivables and an increase in the opening balance of retained earnings on April 1, 2023 by HKD 125,657, as a cumulative effect adjustment reflected on its consolidated balance sheet and consolidated statement of changes in shareholders’ equity.

Management reviews the adequacy of the provision for credit losses based upon the expected collectability of all other receivables, which takes into consideration of the number of days past due, collection history, individual account analysis, current market conditions, management’s reasonable and supportable forecast of future business operations and economic conditions. Account balances are written off against the provision after all means of collection have been exhausted and the likelihood of collection is remote.

Provision for credit losses against other receivables was HKD 729 and HKD 57,135 (US$7,354) as of March 31, 2024 and September 30, 2024, respectively (See Note 6).

Other receivables, net

Other receivables include out-of-pocket expenses such as business registration fee and annual return filing fee billed to the Company’s clients but have not yet collected. Other receivables are recorded at net realizable value. The Company establishes a provision for credit losses using the current expected credit loss model (“CECL model”) under ASC 326. The Company adopted ASC 326 using a modified retrospective transition method on April 1, 2023 which resulted in a reduction in a provision for credit losses for other receivables and an increase in the opening balance of retained earnings on April 1, 2023 by HKD 125,657 (US$16,057), as a cumulative effect adjustment reflected on its consolidated balance sheet and consolidated statement of changes in shareholders’ equity.

Management reviews the adequacy of the provision for credit losses based upon the expected collectability of all other receivables, which takes into consideration of the number of days past due, collection history, individual account analysis, current market conditions, management’s reasonable and supportable forecast of future business operations and economic conditions. Account balances are written off against the provision after all means of collection have been exhausted and the likelihood of collection is remote.

Provision for credit losses for other receivables was HKD 151,916 and HKD 729 (US$93) and as of March 31, 2023 and 2024, respectively (See Note 7).

Deferred IPO costs

Deferred IPO costs

Pursuant to ASC 340-10-S99-1, IPO costs directly attributable to an offering of equity securities are deferred and would be charged against the gross proceeds of the offering as a reduction of additional paid-in capital. These costs include legal fees related to the registration drafting and counsel, consulting fees related to the registration preparation, the SEC filing and print related costs. As of September 30, 2024, the Company did not conclude its IPO. During the six months ended September 30, 2024, the Company recorded a charge of HKD 643,791 (US$82,863) related to the IPO. As of March 31, 2024 and September 30, 2024, the accumulated deferred IPO cost was HKD 12,846,767 and HKD 13,490,558 (US$1,736,393), respectively.

Deferred IPO costs

Costs directly attributable to an offering of equity securities are deferred and would be charged against the gross proceeds of the offering as a reduction of additional paid-in capital. These costs include legal fees related to the registration drafting and counsel, consulting fees related to the registration preparation, the SEC filing and print related costs as well as investor relations related to this offering. As of March 31, 2024, the Company did not conclude its IPO. During the year ended March 31, 2024, the Company recorded a charge of HKD 5,845,071 (US$746,888) related to the IPO. As of March 31, 2023 and 2024, the accumulated deferred IPO costs were HKD 7,001,696 and HKD 12,846,767 (US$1,641,571), respectively.

Deposits, noncurrent

Deposits, noncurrent

Deposits, noncurrent consist of rental deposit to a lessor for the Company’s office lease agreement entered in 2015 and a deposit made to a utility company. In March 2024, the Company renewed its operating lease agreement with the lessor which will be expired in February 2026. The rental deposit will be refunded to the Company upon the termination or expiration of the lease agreement as well as the delivery of the vacant leased property to the lessor by the Company. The deposit to the utility company was required when the Company applied for electricity supply for its leased office facility. This payment will be refundable when the Company terminates its electricity supply service and the outstanding balance for its electricity bill is fully settled. The service period of the electricity supply is concurrent with the lease term of its office facility. Accordingly, the deposits are classified as non-current.

Property and equipment, net

Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and impairment if applicable. Depreciation is computed using the straight-line method after consideration of the estimated useful lives. The estimated useful lives are as follows:

Lesser of Lease Term or Estimated Useful Life
Leasehold improvements	5 years
Furniture and office equipment	5 years
Computer software	3-4 years
Automobiles	3-4 years

The cost and related accumulated depreciation of assets sold or otherwise retired are eliminated from the accounts and any gain or loss is included in the statements of operations. Expenditures for maintenance and repairs are charged to earnings as incurred, while additions, renewals and betterment, which are expected to extend the useful life of assets, are capitalized. The Company also re-evaluates the periods of depreciation to determine whether subsequent events and circumstances warrant revised estimates of useful lives.

Impairment for long-lived assets

Impairment for long-lived assets

Long-lived assets, including property and equipment with finite lives are reviewed for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be recoverable. The Company assesses the recoverability of the assets based on the non-discounted future cash flows the assets are expected to generate and recognize an impairment loss in an amount that the carrying value exceeds the fair value. If an impairment is identified, the Company would reduce the carrying amount of the asset to its estimated fair value based on a discounted cash flows approach or, when available and appropriate, to comparable market values. As of March 31, 2023 and 2024, no impairment of long-lived assets was recognized.

Deferred revenue

Deferred revenue

Deferred revenue represents payments received from the Company’s clients in advance of the Company’s services and deliverables being rendered. Clients may also make advance payments, which are held on deposit or receipt in advance until completion of work or over contract periods. Advance payments in excess of related accounts receivable are recognized in deferred revenue within the liabilities section of the consolidated balance sheets. Deferred revenue will be recognized in revenues in its consolidated statements of income and comprehensive income when each performance obligation under the contracts with its clients is satisfied.

Selling and marketing expenses

Selling and marketing expenses

Selling and marketing expenses consist primarily of advertising, commission, and entertainment expenses. Commission represents amounts paid to third parties for clients’ referral and entertainment expense included meals, and meetings with potential clients for marketing purposes. For the years ended March 31, 2023 and 2024, the Company’s selling and marketing expenses were HKD 448,847 and HKD 321,857 (US$41,127), respectively.

Employee benefits

Employee benefits

Hong Kong Employment Ordinance (“The Ordinance”) requires an employee employed under a continuous employment contract is entitled to sickness allowance if (1) the sick leave taken is not less than four consecutive days; (2) the sick leave take is supported by an appropriate medical certificate; and (3) the employee has accumulated sufficient number of paid sickness days. The daily rate of sickness allowance is a sum equivalent to four-fifths of the average daily wages earned by an employee in the 12-month period preceding the first sickness day.

The Ordinance also requires an employee is entitled to 12 statutory holidays regardless of his or her length of services. Holiday pay should be paid to the employee whose continuous employment contract is not less than three months immediately preceding a statutory holiday is entitled to the holiday pay.

An employee is entitled to a paid annual leave after having been employed under a continuous employment contract for every 12 months. An employee’s paid annual leave increases progressively from 7 days to a maximum of 14 days in accordance with his or her length of employment.

Under Hong Kong Mandatory Provident Fund Schemes Ordinance, an employer shall enroll their regular employees in Mandatory Provident Fund Schemes. Regular employees are those who are at between 18 and 64 years of age and have been employed for consecutive 60 days or more. An employer is required to make regular mandatory contributions at least 5% of the employee’s monthly income between HKD 7,000 and HKD 30,000 and HKD 1,500 of the employee’s monthly income over HKD 30,000.

Leases

Leases

The Company determines if an arrangement is a lease at inception. Lease assets and liabilities are recognized at the present value of the future lease payments at the lease commencement date. The interest rate used to determine the present value of the future lease payments is the Company’s incremental borrowing rate based on the information available at the lease commencement date. The Company generally uses the base, non-cancelable lease term in calculating the right-of-use assets and lease liabilities.

The Company may recognize the lease payments in the condensed consolidated statements of income and comprehensive income on a straight-line basis over the lease terms and variable lease payments in the periods in which the obligations for those payments are incurred, if any. The lease payments under the lease arrangements are fixed.

The Company elected the package of practical expedients which allow the Company to carryforward its historical lease classification, its assessment on whether a contract is or contains a lease and its initial direct costs for any lease that exist prior to adoption of the new standard.

The Company also elected to apply the short-term lease exception for lease arrangements with a lease term of 12 months or less at commencement. Lease terms used to compute the present value of lease payments do not include any option to extend, renew or terminate the lease that the Company is not able to reasonably certain to exercise upon the lease inception. Accordingly, operating lease right-of-use assets and liabilities do not include leases with a lease term of 12 months or less.

The Company did not adopt the practical expedient that allows lessees to treat the lease and non-lease components of a lease as a single lease component. Non-lease components include payments for building management, utilities and property tax. It separates the non-lease components from the lease components to which they relate.

Operating lease expense is recognized on a straight-line basis over the lease term. For the six months ended September 30, 2023 and 2024, the Company’s operating lease expense was HKD 152,412 and HKD 140,688 (US$18,108), respectively.

The Company evaluates the impairment of its ROU assets consistent with the approach applied for its other long-lived assets. The Company reviews the recoverability of its long-lived assets when events or changes in circumstances occur that indicate that the carrying value of the asset may not be recoverable. The assessment of possible impairment is based on its ability to recover the carrying value of the asset from the expected undiscounted future pre-tax cash flows of the related operations. The Company has elected to include the carrying amount of finance and operating lease liabilities in any tested asset group and include the associated lease payments in the undiscounted future pre-tax cash flows. For the six months ended September 30, 2023 and 2024, the Company did not have any impairment loss against its operating lease ROU assets.

Leases

The Company determines if an arrangement is a lease at inception. Lease assets and liabilities are recognized at the present value of the future lease payments at the lease commencement date. The interest rate used to determine the present value of the future lease payments is the Company’s incremental borrowing rate based on the information available at the lease commencement date. The Company generally uses the base, non-cancelable lease term in calculating the right-of-use assets and lease liabilities.

The Company recognizes the lease expense on a straight-line basis over the lease terms.

The Company elected to apply the short-term lease exception for lease arrangements with a lease term of 12 months or less at commencement. Lease terms used to compute the present value of lease payments do not include any option to extend, renew or terminate the lease that the Company is not able to reasonably certain to exercise upon the lease inception. Accordingly, operating lease right-of-use assets and liabilities do not include leases with a lease term of 12 months or less.

The Company did not adopt the practical expedient that allows lessees to treat the lease and non-lease components of a lease as a single lease component. Non-lease components include payments for building management, utilities and property tax. It separates the non-lease components from the lease components to which they relate.

For the years ended March 31, 2023 and 2024, the Company’s operating lease expense was HKD 304,824, and HKD 302,870 (US$38,701), respectively.

The Company evaluates the impairment of its ROU assets consistent with the approach applied for its other long-lived assets. The Company reviews the recoverability of its long-lived assets when events or changes in circumstances occur that indicate that the carrying value of the asset may not be recoverable. The assessment of possible impairment is based on its ability to recover the carrying value of the asset from the expected undiscounted cash flows of the related operations. The Company has elected to include the carrying amount of finance and operating lease liabilities in any tested asset group and include the associated lease payments in the undiscounted cash flows. For the years ended March 31, 2023 and 2024, the Company did not have any impairment loss against its operating lease ROU assets.

Income taxes

Income taxes

ALE Group Holding and ALE (BVI) Limited are not subject to tax on income or capital gains under the current laws of the British Virgin Islands. In addition, upon payments of dividends by the ALE (BVI) Limited and the Company’s subsidiary in Hong Kong, ALE Corporate Services Limited to the Company’s shareholders, no British Virgin Islands withholding tax will be imposed.

ALE Corporate Services Limited is incorporated in and carries trade and business in Hong Kong Special Administrative Region and is subject to Hong Kong profits tax under Inland Revenue Department Ordinance.

No taxable income was generated outside Hong Kong for the six months ended September 30, 2023 and 2024. The Company accounts for income tax in accordance with U.S. GAAP. Under the asset and liability method as required by this accounting standard, the recognition of deferred income tax liabilities and assets for the expected future tax consequences of temporary differences between the income tax basis and financial reporting basis of assets and liabilities. Provision for income taxes consists of taxes currently due plus deferred tax.

The charge for taxation is based on the results for the fiscal year as adjusted for items, which are non-assessable or disallowed. It is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date.

Deferred tax is accounted for using the asset and liability method with respect to temporary differences arising from between the carrying amount of assets and liabilities in the financial statements and the corresponding tax basis used in the computation of assessable tax profit. Deferred tax liabilities are recognized for all future taxable temporary differences. Deferred tax assets are recognized to the extent that it is probable that taxable income will be available against which deductible temporary differences can be utilized. Deferred tax is calculated using tax rates that are expected to apply to the period when the asset is realized or the liability is settled.

Deferred tax is charged or credited in the statement of operations, except when it is related to items credited or charged directly to equity. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized upon examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. The Company had no uncertain tax position as of March 31, 2024 and September 30, 2024. The Company does not expect that its assessment regarding unrecognized tax positions will materially change over the next 12 months.

Income taxes

ALE Group Holding and ALE (BVI) Limited are not subject to tax on income or capital gains under the current laws of the British Virgin Islands. In addition, upon payments of dividends by the ALE (BVI) Limited and the Company’s subsidiary in Hong Kong, ALE Corporate Services Limited to the Company’s shareholders, no British Virgin Islands withholding tax will be imposed.

ALE Corporate Services Limited is incorporated in and carries trade and business in Hong Kong Special Administrative Region and is subject to Hong Kong profits tax under Inland Revenue Department Ordinance.

No taxable income was generated outside Hong Kong for the years ended March 31, 2023 and 2024. The Company accounts for income tax in accordance with U.S. GAAP. Under the asset and liability method as required by this accounting standard, the recognition of deferred income tax liabilities and assets for the expected future tax consequences of temporary differences between the income tax basis and financial reporting basis of assets and liabilities. Provision for income taxes consists of taxes currently due plus deferred tax.

The charge for taxation is based on the results for the fiscal year as adjusted for items, which are non-assessable or disallowed. It is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date.

Deferred tax is accounted for using the asset and liability method with respect to temporary differences arising from between the carrying amount of assets and liabilities in the financial statements and the corresponding tax basis used in the computation of assessable tax profit. Deferred tax liabilities are recognized for all future taxable temporary differences. Deferred tax assets are recognized to the extent that it is probable that taxable income will be available against which deductible temporary differences can be utilized. Deferred tax is calculated using tax rates that are expected to apply to the period when the asset is realized or the liability is settled.

Deferred tax is charged or credited in the consolidated statements of Income and comprehensive income except when it is related to items credited or charged directly to equity. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized upon examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. The Company had no uncertain tax position as of March 31, 2023 and 2024. The Company does not expect that its assessment regarding unrecognized tax positions will materially change over the next 12 months.

Commitments and Contingencies

Commitments and Contingencies

In the normal course of business, the Company is subject to contingencies, including legal proceedings and claims arising out of the business that relate to a wide range of matters, such as government investigations and tax matters. The Company recognizes a liability for such contingency if it determines it is probable that a loss has occurred and a reasonable estimate of the loss can be made. The Company may consider many factors in making these assessments including historical and the specific facts and circumstances of each matter.

As of September 30, 2024, the Company had no outstanding lawsuits nor claims.

Commitments and Contingencies

In the normal course of business, the Company is subject to contingencies, including legal proceedings and claims arising out of the business that relate to a wide range of matters, such as government investigations and tax matters. The Company recognizes a liability for such contingency if it determines it is probable that a loss has occurred and a reasonable estimate of the loss can be made. The Company may consider many factors in making these assessments including historical and the specific facts and circumstances of each matter.

As of March 31, 2024, the Company had no outstanding lawsuits nor claims.

Concentration of Risks

Concentration of Risks

Concentration of credit risk

Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash and cash equivalents and account receivable. The Company places its cash and cash equivalents with financial institutions with high-credit ratings and quality. The Company’s credit risk with respect to cash and cash equivalents is discussed under “Cash and cash equivalent” in this section.

Accounts receivable primarily comprised amounts receivable from the service clients. Other receivables consist of out-of-pocket payments to be receivable from the service clients. To reduce credit risk, the Company performs on-going credit evaluations of the financial condition of these service clients. The Company establishes a provision for doubtful accounts based upon estimates, factors surrounding the credit risk of specific service clients and other information.

Concentration of customers

As of March 31, 2024, seven customers accounted for 17.4%, 15.3%, 15.3%, 11.1%, 11.1%, 11.1% and 11.1%, respectively, of the Company’s total accounts receivable.

As of September 30, 2024, three customers accounted for 14.3%, 12.5% and 12.5%, respectively, of the Company’s total accounts receivable.

For the six months ended September 30, 2023, four major customers accounted for 10.2%, 10.2%, 10.2% and 11.5%, respectively of the Company’s total revenues.

For the six months ended September 30, 2024, four major customers accounted for 10.2%, 10.2%, 10.3% and 11.6%, respectively of the Company’s total revenues.

Concentration of risks

Concentration of credit risk

Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash and cash equivalents and account receivable. The Company places its cash and cash equivalents with financial institutions with high-credit ratings and quality. The Company’s credit risk with respect to cash and cash equivalents is discussed under “Cash and cash equivalent” in this section.

Accounts receivable represents the service fees earned from clients but have not yet collected. Other receivables consist of out-of-pocket payments to be receivable from the service clients. To reduce credit risk, the Company performs on-going credit evaluations of the financial condition of these service clients. The Company establishes a provision for credit losses based upon estimates, factors surrounding the credit risk of specific service clients and other information.

Concentration of customers

As of March 31, 2023, two customers accounted for 19.0% and 19.5%, respectively, of the Company’s total accounts receivable.

As of March 31, 2024, seven customers accounted for 17.4%, 15.3%, 15.3%, 11.1%, 11.1%, 11.1% and 11.1%, respectively, of the Company’s total accounts receivable.

For the year ended March 31, 2023, three major customers accounted for 14.0%, 10.5% and 10.5%, respectively, of the Company’s total revenues.

For the year ended March 31, 2024, three major customers accounted for 12.5%, 11.0%, and 11.0%, respectively, of the Company’s total revenues.

Recently Adopted Accounting Standards

Recently Adopted Accounting Standards

A list of recently adopted accounting pronouncements that are relevant to us is included in Note 2 – Summary of significant accounting policies of our consolidated financial statements.

Recent accounting pronouncements

A list of recently adopted accounting pronouncements that are relevant to us is included in Note 3 – Summary of significant accounting policies of our consolidated financial statements.

Accounting Pronouncements Issued But Not Yet Adopted

Accounting Pronouncements Issued But Not Yet Adopted

In December 2023, the FASB Issued Accounting Standards Update No. 2023-09, “Income Taxes (Topic 740)”. ASU 2023-09 addresses investor requests for more disclosure about the tax risks in an entity’s global operations. This provides guidance for a disclosure of more detailed tax rate reconciliation and income tax paid in various jurisdictions. This ASU is effective for fiscal years beginning after December 15, 2024 for public business entities and December 15, 2025 for all other entities on a prospective basis. Retrospective application is also permitted. Early adoption is permitted for annual financial statements that have not yet issued or made available for issuance. The Company evaluated that the additional disclosure requirements do not have a significant impact on its unaudited condensed consolidated financial statements.

In November 2024, the FASB issued Accounting Standards Update No. 2024-03, “Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses”. While ASU 2024-03 does not amend income statement presentation requirements, it requires additional disclosure of the nature of expenses presented on the income statement and disclosures about specific types of expenses included in the expense captions presented on the face of the income statement as well as disclosure of selling expense. This standard applies to all public business entities (PBEs) and is effective for annual reporting periods beginning after December 15, 2026 and interim reporting periods beginning after December 15, 2027. The requirements will be applied prospectively with the option for retrospective application. Early adoption is permitted. The Company is in the process of evaluation the impact of adopting this new guidance on its unaudited condensed consolidated financial statements.

The Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s unaudited interim condensed consolidated balance sheets, unaudited interim condensed consolidated statements of income and comprehensive income and unaudited interim condensed consolidated statements of cash flows.

Accounting Pronouncements Issued But Not Yet Adopted

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. This ASU updates reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses and information used to assess segment performance. The amendments in this ASU are effective for public entities for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted. The Company is in the process of evaluation the impact of adopting this new guidance on its consolidated financial statements.

In December 2023, the FASB Issued Accounting Standards Update No. 2023-09, “Income Taxes (Topic 740)”. ASU 2023-09 addresses investor requests for more disclosure about the tax risks in an entity’s global operations. This provides guidance for a disclosure of more detailed tax rate reconciliation and income tax paid in various jurisdictions. This ASU is effective for fiscal years beginning after December 15, 2024 for public business entities and December 15, 2025 for all other entities on a prospective basis. Retrospective application is also permitted. Early adoption is permitted for annual financial statements that have not yet issued or made available for issuance. The Company evaluated that the additional disclosure requirements do not have a significant impact on its consolidated financial statements.

The Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s consolidated balance sheets, consolidated statements of income and comprehensive income and consolidated statements of cash flows.